Employee benefits, restructuring and post-retirement employee benefits provisions	12 Months Ended
Jun. 30, 2024
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Employee benefits, restructuring and post-retirement employee benefits provisions
27 Employee benefits, restructuring and post-retirement employee benefits provisions

	2024	2023
	US$M	US$M
Employee benefits 1	1,698	1,749
Restructuring 2	45	28
Post-retirement employee benefits 3	300	373

Total provisions	2,043	2,150

Comprising:
Current	1,677	1,734
Non-current	366	416

2024	Employee benefits	Restructuring	Post- retirement employee benefits 3	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,749	28	373	2,150
Charge/(credit) for the year:
Underlying	1,375	55	65	1,495
Discounting	–	–	21	21
Yield on defined benefit scheme assets	–	–	(4)	(4)
Exchange variations	(21)	–	(45)	(66)
Released during the year	(98)	(10)	(1)	(109)
Remeasurement gains taken to retained earnings	–	–	(41)	(41)
Utilisation	(1,268)	(27)	(68)	(1,363)
Divestment of subsidiaries and operations 4	(39)	–	–	(39)
Transfers and other movements	–	(1)	–	(1)

At the end of the financial year	1,698	45	300	2,043

1	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

2	Total restructuring provisions include provisions for terminations and office closures.

3
The net liability recognised in the Consolidated Balance Sheet includes US$142 million present value of funded defined benefits pension obligation (2023: US$151 million) offset by fair value of defined benefit scheme assets US$(147) million (2023: US$(159) million), US$63 million present value of unfunded defined pension and post-retirement medical benefits obligation (2023: US$79 million) and US$242 million unfunded post-employment benefits obligation in Chile (2023: US$302 million).

4	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024. Refer to note 3 ‘Exceptional items’ for more information.
Recognition and measurement
Provisions are recognised by the Group when:

•	there is a present legal or constructive obligation as a result of past events

•	it is more likely than not that a permanent outflow of resources will be required to settle the obligation

•	the amount can be reliably estimated and measured at the present value of management’s best estimate of the cash outflow required to settle the obligation at the reporting date

Provision	Description
Employee benefits
Liabilities for benefits accruing to employees up until the reporting date in respect of wages and salaries, annual leave and any accumulating sick leave are recognised in the period the related service is rendered.

Liabilities recognised in respect of short-term employee benefits expected to be settled within 12 months are measured at the amounts expected to be paid when the liabilities are settled.

Liabilities for other long-term employee benefits, including long service leave, are measured as the present value of estimated future payments for the services provided by employees up to the reporting date.

Liabilities that are not expected to be settled within 12 months are discounted at the reporting date using market yields of high-quality corporate bonds or government bonds for countries where there is no deep market for corporate bonds. The rates used reflect the terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.

In relation to industry-based long service leave funds, the Group’s liability, including obligations for funding shortfalls, is determined after deducting the fair value of dedicated assets of such funds.

Liabilities for short and long-term employee benefits (other than unpaid wages and salaries) are disclosed within employee benefits.

Other liabilities for unpaid wages and salaries related to the current period are recognised in other creditors.

Review of employee allowances and entitlements

On 1 June 2023, the Group disclosed the identification of two issues with certain allowances and entitlements affecting a number of current and former employees in Australia. The identified issues relate to rostered employees having leave incorrectly deducted on public holidays since 2010 (leave issue) and certain employees at Port Hedland being eligible for additional allowances due to an error with the employing entity in their employment documentation (employing entity issue). The Group self-reported the issues to the Fair Work Ombudsman in Australia.

Since the date of the announcement, the Group has recredited leave hours to current employees and begun making payments to former employees who were impacted by the leave issue.

The Group has also commenced making payments to current and former employees for historical impacts of the employing entity issue in the first quarter of FY2025.

The Group’s best estimate of the remaining cost of remediating the two issues, incorporating on-costs,
including associated superannuation and interest payments (BHP share) is reflected in employee benefit provisions at 30 June 2024.

There remains a risk that other instances of
non-compliance
requiring remediation may be identified through the Group’s review processes and associated provisions may be recognised in future reporting periods.

Restructuring
Restructuring provisions are recognised when:

•   the Group has developed a detailed formal plan identifying the business or part of the business concerned, the location and approximate number of employees affected, a detailed estimate of the associated costs, and an appropriate timeline

•   the restructuring has either commenced or been publicly announced and can no longer be withdrawn

Payments that are not expected to be settled within 12 months of the reporting date are measured at the present value of the estimated future cash payments expected to be made by the Group.

Provision	Description
Post-retirement employee benefits
Defined contribution pension schemes and multi-employer pension schemes

For defined contribution schemes or schemes operated on an industry-wide basis where it is not possible to identify assets attributable to the participation by the Group’s employees, the pension charge is calculated on the basis of contributions payable. The Group contributed US$368 million during the financial year (2023: US$358 million; 2022: US$324 million) to defined contribution plans and multi-employer defined contribution plans. These contributions are expensed as incurred.

Defined benefit pension and post-retirement medical schemes

The Group operates or participates in a number of defined benefit pension schemes throughout the world, all of which are closed to new entrants. The funding of the schemes complies with local regulations. The assets of the schemes are generally held separately from those of the Group and are administered by trustees or management boards. The Group also operates a number of unfunded post-retirement medical schemes in the United States, Canada and Europe.

For defined benefit schemes, an asset or liability is recognised in the balance sheet based at the present value of defined benefit obligations less, where funded, the fair value of plan assets, except that any such asset cannot exceed the present value of expected refunds from and reductions in future contributions to the plan. Full actuarial valuations are prepared by local actuaries for all schemes, using discount rates based on market yields at the reporting date on high-quality corporate bonds or by reference to national government bonds if high-quality corporate bonds are not available.

Where funded, scheme assets are invested in a diversified range of asset classes, predominantly comprising bonds and equities.